RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
0 - 30 Days
RISK MANAGEMENT
Financial liabilities	$ 163,448,053	$ 173,639,612
31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	80,918,487	67,956,943
Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	33,037,378	41,736,579
Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	16,903,042	21,503,125
Greater than 5 years
RISK MANAGEMENT
Financial liabilities	26,608,947	23,077,352
Demand deposit from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	143,307,149	158,943,073
Time deposits from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	15,107,203	9,814,980
Time deposits from customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	57,588,430	47,401,947
Time deposits from customers | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	17,737,464	18,441,478
Time deposits from customers | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	6,671,911	7,318,807
Time deposits from customers | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	18,331,091	17,384,283
Interbank deposits - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	809,027	921,917
Interbank deposits - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	242,810	158,179
Interbank deposits - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	23,431
Borrowings from other financial institutions | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	763,580	1,601,799
Borrowings from other financial institutions | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	5,604,327	12,736,576
Borrowings from other financial institutions | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	6,651,228	10,673,653
Borrowings from other financial institutions | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	2,403,786	4,325,218
Borrowings from other financial institutions | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	2,661,657	2,479,635
Debt securities in issue | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	124,055	807,242
Debt securities in issue | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	3,913,687	2,117,609
Debt securities in issue | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	4,363,593	9,501,683
Debt securities in issue | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	6,023,469	8,220,719
Debt securities in issue | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	3,836,353	1,472,558
Preferred shares | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities		62,083
Preferred shares | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	57,701	374,780
Preferred shares | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	115,403	540,358
Preferred shares | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	115,403	136,414
Preferred shares | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	295,697	322,982
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	3,337,039	1,488,518
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	13,511,532	5,167,852
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	4,146,259	2,579,407
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,688,473	1,501,967
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	$ 1,484,149	$ 1,417,894
Mortgage Loans | Minimum
RISK MANAGEMENT
Debt instrument maturity	15 years
Mortgage Loans | Maximum
RISK MANAGEMENT
Debt instrument maturity	30 years